Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of other provisions [Line Items]
Trade and other payables	£ 5,790	£ 7,168	£ 7,437	£ 5,759
Contract loss provisions	£ 25	£ 38
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables			42
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions			£ 300